Income Taxes	12 Months Ended
Dec. 31, 2020
Disclosure of Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

Years ended December 31,	2020	2019	2018
Current tax expense	$77,138	$71,202	$98,841
Deferred tax recovery	(81,491)	(56,080)	(37,785)
Tax (recovery) expense	$(4,353)	$15,122	$61,056

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Year ended December 31,	2020	2019	2018
Income (loss) before tax	$241,225	$202,320	$(29,880)
Multiplied by the statutory income tax rates	26.46%	26.56%	26.59%
	63,828	53,736	(7,945)
Income tax recorded at rates different from the Canadian tax rate	(22,875)	(13,017)	(10,823)
Permanent differences	1,548	(6,760)	50,458
Effect on deferred tax balances due to changes in income tax rates	(885)	(2,829)	(427)
Effect of temporary differences not recognized as deferred tax assets	(43,941)	(16,681)	35,416
Previously unrecognized tax losses and credits	—	—	(6,110)
Change in estimates related to prior period(1)	(1,467)	(311)	—
Other(1)	(561)	984	487
Tax (recovery) expense	$(4,353)	$15,122	$61,056
Effective income tax rate	(1.80)%	7.47%	(204.34)%

(1)	Certain comparative figures have been reclassified to conform to the current year presentation.

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2020	2019
Deferred tax assets
Foreign tax credits	$6,558	$5,710
Corporate interest restriction	—	11,393
Financing charges	12,004	17,152
Deferred revenue	11,127	13,071
Loss carry forwards	29,715	29,351
Employee benefits	12,438	8,282
Reserves	1,222	—
Other	2,531	2,209
Total deferred tax assets	$75,595	$87,168

As at December 31,	2020	2019
Deferred tax liabilities
Capital assets	$(149,214)	$(178,317)
Intangible assets	(158,957)	(237,269)
Unrealized foreign exchange gains	(13,405)	(7,932)
Total deferred tax liabilities	$(321,576)	$(423,518)
Deferred tax liabilities, net	$(245,981)	$(336,350)

Deferred income tax assets of $79.9 million (December 31, 2019 ‒ $12.4 million) on the balance sheet relates to Canada and Brazil tax jurisdictions (December 31, 2019 ‒ United Kingdom and Canada tax jurisdictions).

Temporary differences, tax losses and tax credits

Foreign tax credit

The Company has Canadian foreign tax credits of $9.5 million which may only be used to offset taxes payable, of which $6.5 million has been recognized. The credits are due to expire between 2023 and 2030.

The Company has United Kingdom foreign tax credits of $4.6 million which have no expiry. No deferred tax asset has been recognized in respect of these foreign tax credits.

Loss carry forwards and deductible temporary differences.

The Company has tax losses in Canada of $22.4 million which expire in 2040 for which a deferred tax asset of $5.9 million has been recognized. The Company also has $1.2 million of deductible temporary differences for which no deferred tax asset has been recognized.

The Company has tax losses in the United Kingdom of $122.5 million that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 50% of taxable income generated in a carry forward year. Notwithstanding, the Company will be entitled to a GBP 5 million annual allowance of unrestricted taxable income not subject to the 50% limitation. A deferred tax asset of $23.3 million has been recognized in respect of the losses. The Company also has $130.8 million of unused interest deductions in the United Kingdom that can be carried forward indefinitely. No deferred tax asset has been recognized in respect of these unused interest deductions.

The Company has tax losses of $2.0 million in the United States, that can be carried forward indefinitely subject to restrictions on their utilization. The use of the losses is limited to 80% of taxable income generated in a carry forward year. No deferred tax asset has been recognized in respect of the losses.

The Company has tax losses of $1.5 million in Brazil that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 30% of taxable income generated in a carry forward year. As of December 31, 2020, the Company has cumulative pre-tax income for the last three years and expectation of future income in Brazil, demonstrating sufficient positive evidence to conclude that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. A deferred tax asset of $0.5 million has been recognized in respect of the losses.

Investments in subsidiaries

As at December 31, 2020, the Company had temporary differences of $11.2 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.